Shareholder Report, Average Annual Return (Details)		6 Months Ended	12 Months Ended	60 Months Ended	64 Months Ended	120 Months Ended
	Aug. 27, 2019	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000004198
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hussman Strategic Market Cycle Fund
C000212809
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Hussman Strategic Allocation Fund
C000004199
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Hussman Strategic Total Return Fund
Without Sales Load [Member] | C000004198
Average Annual Return [Line Items]
Average Annual Return, Percent			(7.01%)	1.96%		(3.67%)
Without Sales Load [Member] | C000212809
Average Annual Return [Line Items]
Average Annual Return, Percent			1.74%	4.98%	4.52%
Without Sales Load [Member] | C000004199
Average Annual Return [Line Items]
Average Annual Return, Percent			6.06%	3.53%		3.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%	14.53%		13.10%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent			25.02%	14.53%	16.22%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%	(0.33%)		1.35%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent			1.25%	(0.33%)	(0.37%)
Bloomberg US EQ:FI 60:40 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US EQ:FI 60:40 Index
Average Annual Return, Percent			15.17%	8.76%	9.65%